Long-Term Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Long-Term Debt	LONG-TERM DEBT

	As at
	June 30,	December 31,
($ millions)	2026	2025
Long-term debt	34,503	32,542
Credit facility borrowings	1,638	1,515
Total long-term debt	36,141	34,057
Less: Deferred financing costs and debt discounts	(199)	(188)
Less: Current installments of long-term debt	(3,395)	(3,146)
	32,547	30,723

Significant Long-Term Debt Issuances		Interest
Year-to-date June 30, 2026	Month	Rate		Amount	Use of
($ millions, except as noted)	Issued	(%)	Maturity	($ millions)	Proceeds
ITC
Secured senior notes	January	5.08	2036	US $125	(1) (2) (3)
Secured senior notes	January	5.71	2046	US $125	(1) (2) (3)
First mortgage bonds	March	4.78	2034	US $175	(1) (2) (3)
First mortgage bonds	March	4.86	2035	US $175	(1) (2) (3)
Unsecured senior notes	April	4.88	2031	US $500	(1) (3) (4)
Unsecured senior notes	April	5.50	2036	US $400	(1) (3) (4)
Central Hudson
Unsecured senior notes	April	(5)	(5)	US $70	(1) (3)
(1) Repay short-term and/or credit facility borrowings
(2) Fund capital expenditures
(3) General corporate purposes
(4) Repay maturing long-term debt
(5) Comprised of US$25 million at 5.51% due in 2036, US$35 million at 5.86% due in 2041 and US$10 million at 6.01% due in 2046

In July 2026, ITC issued US$50 million of 18-year, 5.41% first mortgage bonds and US$100 million of 21-year, 5.53% first mortgage bonds. Proceeds will be used to repay credit facility borrowings, fund capital expenditures, and for general corporate purposes.

In July 2026, FortisAlberta issued $200 million of 30-year, 4.92% senior unsecured debentures. Proceeds will be used to repay credit facility borrowings, fund capital expenditures, and for general corporate purposes.

In March 2026, Fortis redeemed US$115 million of its U.S. dollar-denominated unsecured senior notes with original maturities ranging from 2029 to 2044, and in August 2026 Fortis will redeem US$75 million of its U.S. dollar-denominated unsecured senior notes with an original maturity in 2040.

In December 2024, Fortis filed a short-form base shelf prospectus with a 25-month life under which it may issue common or preference shares, subscription receipts, or debt securities in an aggregate principal amount of up to $2.0 billion. Fortis re-established the at-the-market equity program ("ATM Program") pursuant to the short-form base shelf prospectus, which allows the Corporation to issue up to $500 million of common shares from treasury to the public from time to time, at the Corporation's discretion, effective until January 10, 2027. As at June 30, 2026, $500 million remained available under the ATM Program and $1.5 billion remained available under the short-form base shelf prospectus.

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2026	2025
Total credit facilities	4,307	1,585	5,892	5,773
Credit facilities utilized:
Short-term borrowings (1)	(39)	—	(39)	(412)
Long-term debt (including current portion) (2)	(1,366)	(272)	(1,638)	(1,515)
Letters of credit outstanding	(83)	(22)	(105)	(105)
Credit facilities unutilized	2,819	1,291	4,110	3,741
(1)    The weighted average interest rate was 4.5% (December 31, 2025 - 4.2%).
(2)    The weighted average interest rate was 3.8% (December 31, 2025 - 3.8%). The current portion was $1,322 million (December 31, 2025 - $707 million).

Credit facilities are syndicated primarily with large banks in Canada and the U.S., with no one bank holding more than approximately 20% of the Corporation's total revolving credit facilities. Approximately $5.5 billion of the total credit facilities are committed with maturities ranging from 2027 through 2031.

See Note 14 in the 2025 Annual Financial Statements for a description of the credit facilities as at December 31, 2025. In May 2026, the Corporation amended its $1.3 billion revolving term committed credit facility to extend the maturity to July 2031.